OPERATING LEASES - Future Minimum Lease Payments (Details) - New Dragonfly - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
2022	$ 683
2023	1,399	$ 1,357
2024	1,435	1,399
2025	1,440	1,435
2026	893	1,440
Total lease payments	5,850	6,524
Less imputed interest	603	748
Total operating lease liabilities	$ 5,247	$ 5,776	$ 5,776	$ 983